Form N-1A Cover	Oct. 19, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Yorkville America Investment Trust
Entity Central Index Key	0001040674
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 19, 2026
Prospectus Date	Oct. 19, 2026